Summary of Significant Accounting Policies - Additional Information (Detail) shares in Millions	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2020 USD ($) shares	Sep. 30, 2019 USD ($)	Jun. 30, 2020 USD ($) shares	Sep. 30, 2020 USD ($) Segment Trademark	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) Segment Trademark shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Jan. 31, 2020 USD ($)	Jan. 01, 2020 USD ($)	Jun. 28, 2019 USD ($)	Jan. 31, 2019 USD ($)	Jan. 01, 2019	Jan. 31, 2018 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Investments in Managed REITs											$ 5,600,000
Number of reportable business segments | Segment				2		2
Payments to acquire intangible assets				$ 0	$ 13,600,000	$ 13,600,000	$ 0	$ 4,400,000
Business acquisition, transaction costs	$ 470,000	$ 26,000		594,000	194,000	200,000	1,100,000	500,000
mpairment losses of real property assets recognized	0	0		0	0	0	0	0
Goodwill	53,643,331			53,643,331		78,372,980					$ 78,372,980
Trademarks acquired amount	0			0			0
Trademarks acquired	16,229,412			16,229,412		19,688,167
Accumulated amortization	45,200,000			45,200,000		40,400,000	31,900,000
Gross amounts of lease intangibles	46,600,000			$ 46,600,000		46,800,000	33,400,000
Accumulated amortization of debt issuance costs						$ 0	45,000,000,000
Underwriting commission				10.00%		10.00%
Maximum dealer manager commission fee percentage of proceeds from Primary Offering				3.00%		3.00%
Redemptions of common stock	$ 700,000		$ 1,300,000	$ 700,000		$ 4,900,000	$ 8,300,000	$ 2,200,000		$ 400,000		$ 1,300,000		$ 700,000
Redemptions of common stock (in shares) | shares	0.1		0.1			0.5	0.9	0.2
Minimum percentage of ordinary taxable income to be distributed to stockholders				90.00%		90.00%
Bad debt expense							$ 1,200,000	$ 1,300,000
Subsequent Event
Summary Of Significant Accounting Policies [Line Items]
Redemptions of common stock	$ 1,300,000			$ 1,300,000					$ 400,000
Redemptions of common stock (in shares) | shares	0.1
Real Estate Investment
Summary Of Significant Accounting Policies [Line Items]
Gains (losses) on exchange rate changes in equity investments recorded in other income (expense)	$ 300,000	$ 200,000		$ 300,000	$ 700,000	$ 900,000	$ 1,200,000
Former Dealer Manager
Summary Of Significant Accounting Policies [Line Items]
Monthly stockholder servicing fee accrual description							accrues daily in an amount equal to 1/365th of 1% of the purchase price per share
Underwriting commission						10.00%
Maximum dealer manager commission fee percentage of proceeds from Primary Offering				3.00%		3.00%
Class T Common stock
Summary Of Significant Accounting Policies [Line Items]
Monthly stockholder servicing fee accrual description				accrues daily in an amount equal to 1/365th of 1% of the purchase price per share	accrues daily in an amount equal to 1/365th of 1% of the purchase price per share	accrues daily in an amount equal to 1/365th of 1% of the purchase price per share
Class T Common stock | Former Dealer Manager
Summary Of Significant Accounting Policies [Line Items]
Monthly stockholder servicing fee accrual description				accrues daily in an amount equal to 1/365th of 1% of the purchase price per share		accrues daily in an amount equal to 1/365th of 1% of the purchase price per share	accrues daily in an amount equal to 1/365th of 1% of the purchase price per share
Class T Common stock | Primary Offering Dealer Manager Agreement
Summary Of Significant Accounting Policies [Line Items]
Percentage of gross proceeds from sale of shares				10.00%		10.00%
Class A Common stock | Primary Offering Dealer Manager Agreement
Summary Of Significant Accounting Policies [Line Items]
Percentage of gross proceeds from sale of shares				10.00%		10.00%
Redeemable Common Stock
Summary Of Significant Accounting Policies [Line Items]
Redemptions of common stock						$ 4,500,000		$ 1,500,000						$ 7,000,000
Non Revolving Debt
Summary Of Significant Accounting Policies [Line Items]
Debt issuance cost, gross	11,900,000			$ 11,900,000		11,900,000
Accumulated amortization of debt issuance costs	7,100,000			7,100,000		4,300,000	$ 1,000,000
Self Storage
Summary Of Significant Accounting Policies [Line Items]
Total estimated future amortization expense of intangible assets, year 2020	25,000,000,000			25,000,000,000
Goodwill	45,300,000			45,300,000		45,300,000
Total estimated future amortization expense of intangible assets, year 2020	100,000			100,000		5,000,000
Total estimated future amortization expense of intangible assets, year 2021	100,000			100,000		100,000
Total estimated future amortization expense of intangible assets, year 2022	100,000			100,000		100,000
Total estimated future amortization expense of intangible assets, year 2023	100,000			100,000		100,000
Total estimated future amortization expense of intangible assets, thereafter	1,000,000			$ 1,000,000		1,000,000
Total estimated future amortization expense of intangible assets, year 2024						$ 100,000
Minimum
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life				3 years		3 years
Maximum
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life				5 years		5 years
SmartStop Trademark
Summary Of Significant Accounting Policies [Line Items]
Amortization period of intangible assets				8 years		8 years
Trademarks with indefinite lives						$ 18,700,000
Strategic Storage Trademark
Summary Of Significant Accounting Policies [Line Items]
Total estimated future amortization expense of intangible assets, year 2020	35,000			$ 35,000
Amortization period of intangible assets				7 years		7 years
Total estimated future amortization expense of intangible assets, year 2020	140,000			$ 140,000		$ 220,000
Total estimated future amortization expense of intangible assets, year 2021	140,000			140,000		220,000
Total estimated future amortization expense of intangible assets, year 2022	140,000			140,000		220,000
Total estimated future amortization expense of intangible assets, year 2023	70,000			70,000		220,000
Total estimated future amortization expense of intangible assets, thereafter	0			$ 0		$ 108,000
Trademarks
Summary Of Significant Accounting Policies [Line Items]
Amortization period of intangible assets				15 years		15 years
Strategic Storage
Summary Of Significant Accounting Policies [Line Items]
Amortization period of intangible assets						5 years
Trademarks acquired						$ 1,100,000
Accumulated amortization						100,000
Self Administration Transaction
Summary Of Significant Accounting Policies [Line Items]
Total estimated future amortization expense of intangible assets, year 2020	1,000,000			$ 1,000,000
Percentage of ownership interest in joint venture													100.00%
Goodwill	78,400,000			78,400,000
Trademarks acquired	19,800,000			$ 19,800,000		$ 19,800,000
Number of trademarks acquired | Trademark				2		2
Accumulated amortization	6,300,000			$ 6,300,000		$ 2,900,000
Total estimated future amortization expense of intangible assets, year 2020	2,900,000			2,900,000		5,700,000
Total estimated future amortization expense of intangible assets, year 2021	2,900,000			2,900,000		4,600,000
Total estimated future amortization expense of intangible assets, year 2022	2,900,000			2,900,000		4,600,000
Total estimated future amortization expense of intangible assets, year 2023	1,800,000			1,800,000		4,600,000
Total estimated future amortization expense of intangible assets, thereafter	300,000			300,000
Gross amounts of lease intangibles	18,100,000			18,100,000		26,500,000
Total estimated future amortization expense of intangible assets, year 2024						4,100,000
Self Administration Transaction | Tenant Programs
Summary Of Significant Accounting Policies [Line Items]
Percentage of ownership interest acquired in joint venture													50.00%
New Accounting Pronouncement, Early Adoption, Effect
Summary Of Significant Accounting Policies [Line Items]
Income (Loss) from Continuing Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest						1,700,000
Investments in and Advances to Managed REITs
Summary Of Significant Accounting Policies [Line Items]
Investments in Managed REITs	7,900,000			7,900,000		5,800,000
Investments in and Advances to Managed REITs | Managed REITS
Summary Of Significant Accounting Policies [Line Items]
Receivables due from related parties	$ 320,000			$ 320,000		$ 275,000